Exhibit 99.1

World Omni Auto Receivables Trust 2021-B
Monthly Servicer Certificate
November 30, 2024

Dates Covered
Collections Period	11/01/24 - 11/30/24
Interest Accrual Period	11/15/24 - 12/15/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	12/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/24	180,762,720.16	17,761
Yield Supplement Overcollateralization Amount 10/31/24	2,282,148.98	0
Receivables Balance 10/31/24	183,044,869.14	17,761
Principal Payments	10,652,801.54	530
Defaulted Receivables	265,885.01	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/24	2,052,617.00	0
Pool Balance at 11/30/24	170,073,565.59	17,213

Pool Statistics	$ Amount	# of Accounts
Pool Factor	15.61%
Prepayment ABS Speed	1.05%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	3,953,879.00	263
Past Due 61-90 days	1,452,030.44	93
Past Due 91-120 days	115,447.75	8
Past Due 121+ days	0.00	0
Total	5,521,357.19	364

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.21%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.91%
Delinquency Trigger Occurred	NO

Recoveries	154,913.39
Aggregate Net Losses/(Gains) - November 2024	110,971.62
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.73%
Prior Net Losses/(Gains) Ratio	-0.41%
Second Prior Net Losses/(Gains) Ratio	0.29%
Third Prior Net Losses/(Gains) Ratio	0.20%
Four Month Average	0.20%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.40%

Overcollateralization Target Amount	5,319,305.21
Actual Overcollateralization	5,319,305.21
Weighted Average Contract Rate	4.15%
Weighted Average Contract Rate, Yield Adjusted	5.52%
Weighted Average Remaining Term	23.54

Flow of Funds	$ Amount
Collections	11,428,530.44
Investment Earnings on Cash Accounts	13,162.00
Servicing Fee	(152,537.39)
Transfer to Collection Account	-
Available Funds	11,289,155.05

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	66,393.45
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	5,369,849.36
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,319,305.21
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	488,786.03

Total Distributions of Available Funds	11,289,155.05

Servicing Fee	152,537.39
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 11/15/24	175,443,414.95
Principal Paid	10,689,154.57
Note Balance @ 12/16/24	164,754,260.38

Class A-1
Note Balance @ 11/15/24	0.00
Principal Paid	0.00
Note Balance @ 12/16/24	0.00
Note Factor @ 12/16/24	0.0000000%

Class A-2
Note Balance @ 11/15/24	0.00
Principal Paid	0.00
Note Balance @ 12/16/24	0.00
Note Factor @ 12/16/24	0.0000000%

Class A-3
Note Balance @ 11/15/24	30,913,414.95
Principal Paid	10,689,154.57
Note Balance @ 12/16/24	20,224,260.38
Note Factor @ 12/16/24	5.4945285%

Class A-4
Note Balance @ 11/15/24	96,650,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	96,650,000.00
Note Factor @ 12/16/24	100.0000000%

Class B
Note Balance @ 11/15/24	31,920,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	31,920,000.00
Note Factor @ 12/16/24	100.0000000%

Class C
Note Balance @ 11/15/24	15,960,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	15,960,000.00
Note Factor @ 12/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	111,214.45
Total Principal Paid	10,689,154.57
Total Paid	10,800,369.02

Class A-1
Coupon	0.11025%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.42000%
Interest Paid	10,819.70
Principal Paid	10,689,154.57
Total Paid to A-3 Holders	10,699,974.27

Class A-4
Coupon	0.69000%
Interest Paid	55,573.75
Principal Paid	0.00
Total Paid to A-4 Holders	55,573.75

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1048007
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.0727050
Total Distribution Amount	10.1775057

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0293950
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	29.0403026
Total A-3 Distribution Amount	29.0696976

A-4 Interest Distribution Amount	0.5750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5750000

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	502.36
Noteholders' Principal Distributable Amount	497.64

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/24	2,659,652.60
Investment Earnings	10,000.05
Investment Earnings Paid	(10,000.05)
Deposit/(Withdrawal)	-
Balance as of 12/16/24	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,739,930.85	$2,766,800.83	$1,054,326.05
Number of Extensions	119	190	71
Ratio of extensions to Beginning of Period Receivables Balance	0.95%	1.42%	0.51%